Form N-1A Supplement	May 01, 2025
VanEck Russia ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED FEBRUARY 27, 2026 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2025
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION OF
VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus, Prospectus and the current Statement of Additional Information ("SAI") for VanEck ETF Trust (the “Trust”) regarding VanEck Russia ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
Effective immediately, the Fund’s Summary Prospectus, Prospectus and SAI are modified to include the following changes: